Changes in Accrued Warranty Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 31, 2015	May. 31, 2014	May. 31, 2013
Product Liability Contingency [Line Items]
Beginning Balance		$ 14,741	$ 9,330	$ 14,751
Deductions	[1]	(29,543)	(19,155)	(20,115)
Provision charged to SG&A expense		23,487	24,566	14,260
Acquisitions, including SPHC reconsolidation		2,978		434
Ending Balance		$ 11,663	$ 14,741	$ 9,330

[1]	Primarily claims paid during the year.